Note 20 - Estimated Fair Value of Financial Instruments (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Threshold for Impairment Evaluation	$ 250,000
Financing Receivable, Individually Evaluated for Impairment	8,900,000	[1]	19,569,000	[1]
	500,000
Impaired Financing Receivable, Related Allowance	577,000		1,946,000
Provision for Loan Losses Expensed	880,000		10,023,000
Other Real Estate	3,150,000		449,000
Real Estate, Gross			1,142,000
Real Estate Owned, Valuation Allowance	3,200,000		693,000
Asset Impairment Charges	303,000		485,000
Other Real Estate - Outstanding Balance	6,350,000
Real Estate Owned, Valuation Allowance, Amounts Applied			2,443,000
Impairment of Real Estate	303,000		3,249,000
Impaired Loan [Member]
Financing Receivable, Individually Evaluated for Impairment	2,000,000
Fair Value of Collateral [Member]
Financing Receivable, Individually Evaluated for Impairment	6,202,000		14,676,000
Impaired Financing Receivable, Related Allowance	577,000		1,454,000
Provision for Loan Losses Expensed	517,000		1,311,000
Construction and Land Development [Member]
Provision for Loan Losses Expensed	95,000		8,000
Impairment of Real Estate			1,338,000
Residential 1-4 Family [Member]
Provision for Loan Losses Expensed	363,000		463,000
Impairment of Real Estate			131,000
Real Estate Commercial [Member]
Provision for Loan Losses Expensed	21,000		718,000
Impairment of Real Estate			598,000
Commercial and Industrial [Member]
Provision for Loan Losses Expensed	38,000
Multifamily [Member]
Provision for Loan Losses Expensed			122,000
Impairment of Real Estate			$ 376,000

[1]	Impaired balance; excludes accrued interest receivable and deferred fees and costs due to immateriality.